Discontinued operations - Impact on the statement of comprehensive income (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Grants received	$ 187
Other income	187	$ 101
Administrative expenses	(33,923)	(20,214)
Profit/(loss) from discontinued operation, net of tax	24	91
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Grants received	26
Other income	24	117
Administrative expenses		(59)
Impairment loss		33
Profit/(loss) from discontinued operation, net of tax	$ 24	$ 91